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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

           1345 Avenue Of The Americas, 46th Floor, New York, NY 10105
               (Address of principal executive offices) (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

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ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED).

The Registrant's Consolidated Schedule of Investments as of March 31, 2007 is as follows:

                                                                                                           DIVIDENDS,
                                                                                              NUMBER OF     INTEREST
                                                                                                SHARES,        AND
                              % OF                                                            PRINCIPAL/    REALIZED
                           CONTROLLED     COST                                                 NOTIONAL     GAINS AND
                            AFFILIATE    (C)(D)    NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)      OWNED      (000S)          HELD BY CONTROLLED AFFILIATE           (000S)       (000S)        (000S)
------------------------   ----------   -------   ----------------------------------------   -----------   ----------   ------------
FRIT Capital Trading LLC      100%      $18,000   U.S. Government treasury securities;
                                                  yield 5.19%; sold April 2007               $ 1,800,000   $ 4,682      $ 1,794,279

                                                  Repurchase agreements with Goldman Sachs
                                                  & Co. and Deutsche Bank; 5.21%; repaid
                                                  April 2007                                 $(1,776,336)   (5,303)      (1,776,336)

                                                  Cash at custodial account                  $        57        --               57

FRIT Palazzo Due LLC          100%           --   Palazzo Finance Due S.p.A. Class D Asset
                                                  Backed Fixed Rate (15% per annum) Notes;
                                                  due 2031                                   E    11,475        --           17,448

                                                  Palazzo Finance Due S.p.A. Class E Asset
                                                  Backed Fixed Rate (15% per annum) Notes;
                                                  due 2031                                   E       100        --               --

                              100%           --   Cash                                       $        47        --               47

Portland Acquisition I        100%       16,643   168,000 square foot building in
   LLC                                            Portland, Oregon                                    --        --           12,000

Ital SP Acquisition GP        100%        4,672   Undivided net interest in approximately
   LLC,SPGP LLC, FRIT                             6,600 Italian defaulted secured loans               --        --           22,918
   Ital SP Acquisition
   LP and FRIT SP LP

NCS I LLC                      42%           --   NCS Holding Company, a speciality
                                                  finance company and loan servicer,
                                                  common stock                                         1        --           19,756

FRIT Holdings LLC             100%        5,959   Crown Castle International Corp.
                                                  (formerly Global Signal Inc.), a
                                                  provider of wireless communications
                                                  tower rental space (e), (f)                     19,835        --          637,306

                                                  Cash collateral for stock loan (e)         $     1,632        --            1,632

                                                  Mapeley Limited, a British real estate
                                                  operating company, common stock (e)              6,740        --          515,927

                                                  Restricted cash related to Royal Bank of
                                                  Scotland swaps                             $     6,029        53            6,029

                                                  Royal Bank of Scotland swaps related to
                                                  FRIT Palazzo Due LLC                                --        --              425

                                                  Cash collateral for stock loan (e)         $     6,111        --            6,111

                                                                                                           DIVIDENDS,
                                                                                              NUMBER OF     INTEREST
                                                                                                SHARES,        AND
                              % OF                                                            PRINCIPAL/    REALIZED
                           CONTROLLED     COST                                                 NOTIONAL     GAINS AND
                            AFFILIATE    (C)(D)    NAME OF ISSUE OR NATURE OF INDEBTEDNESS      AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)      OWNED      (000S)          HELD BY CONTROLLED AFFILIATE           (000S)       (000S)        (000S)
------------------------   ----------   -------   ----------------------------------------   -----------   ----------   ------------
FRIT Holdings LLC                                 Brookdale Senior Living Inc., an owner
(continued)                                       and operator of senior living
                                                  facilities, common stock (e)                     7,400        --          330,484

                                                  Dividends receivable (e)                   $     3,330        --            3,330

                                                  Cash collateral for stock loan (e)         $         2        --                2

                                                  Stock loan payable; 3-month LIBOR plus
                                                  3.5% and due June 2007                     $   140,000   $  (393)        (140,333)

Ital Investment Holdings      100%        2,042   100% net economic interest in Palazzo
II LLC and Ital Tre                               Finance Quattro Limited, an owner of
Investors LP                                      approximately 4,300 nonperforming
                                                  Italian secured loans on real estate,
                                                  subject to a E133 million loan from
                                                  Lehman Brothers, bearing interest at
                                                  3-month Euribor plus 1.50% and due June
                                                  2008                                                --        --           66,807

                                                  Cash                                      $        205        --              205

Direct investments of                     7,341   Crown Castle International Corp.
FRIT                                              (formerly Global Signal Inc.), a
                                                  provider of wireless communications
                                                  tower rental space, common stock (f)               655     8,955           21,044

                                          6,446   Brookdale Senior Living Inc., an owner
                                                  and operator of senior living
                                                  facilities, common stock                         1,702       764           76,044
                                        -------                                                            -------      -----------
             Total Investments (b)      $61,103                                                            $ 8,758      $ 1,615,182
                                        =======                                                            =======      ===========

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $129.4 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $1,485.8 million (gross unrealized appreciation of $1,541.1 million and gross unrealized depreciation of $55.3 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e)  These assets serve as collateral for the stock loan.

(f) Crown Castle International Corp. completed its merger with Global Signal on January 12,2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) There has not been changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's most recent fiscal quarter of the period to which this report relates that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: May 29, 2007


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 29, 2007